UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number 811-21726

Parr Family of Funds
 (Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN	38137

(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA 19090

(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end: April 30, 2010

Date of reporting period: 007/01/2008 to 06/30/2009

ITEM 1.	PROXY VOTING RECORD:

Exhibit A is attached for The USX China Fund a series of the Parr Family of Funds.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parr Family of Funds

By:	/s/ Stephen L. Parr
Stephen L. Parr, President

Date:	August 7, 2009

Exhibit A

The USX China Fund
July 1, 2008 to June 30, 2009

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Issuer	Ticker	Cusip	Meeting Date	Description of Vote	Issuer v. SH	Voted?	Vote Cast	For/Against Mgmt
Perfect World Co. Ltd.	PWRD	71372U104	7/4/2008
Amendment of the section 5.2(A) (1) of the share incentive plan by replacing it with the following paragraph: "Ten years from the date it is granted, unless an earlier time is set in the award agreement
					Issuer	YES	ABSTAIN	ABSTAIN
				Ratification of the appointment of the independent auditor Pricewaterhousecoopers for the fiscal year 2007.	Issuer	YES	FOR	FOR
				Appointment of the independent auditor Pricewaterhousecoopers for the fiscal year 2008.	Issuer	YES	FOR	FOR
				Inclusion of financial statements of fiscal year 2007 in the company's 2007 annual report.	Issuer	YES	FOR	FOR
				To authorize each of the directors to take any and every action that might be necessary to effect the foregoing resolutions 1 to 4 as such director, in his absolute discretion, thinks fit.	Issuer	YES	FOR	FOR

General Steel Holdings Inc.	GSI	370853103	7/25/2008	Election of Director: Zuosheng Yu	Issuer	YES	FOR	FOR
				Election of Director: John Chen	Issuer	YES	FOR	FOR
				Election of Director: Danli Zhang	Issuer	YES	FOR	FOR
				Election of Director: Ross Warner	Issuer	YES	FOR	FOR
				Election of Director: John Wong	Issuer	YES	FOR	FOR
				Election of Director: Qinghai Du	Issuer	YES	FOR	FOR
				Election of Director: Zhongkui Cao	Issuer	YES	FOR	FOR
				Election of Director: Chris Wang	Issuer	YES	ABSTAIN	ABSTAIN
				Election of Director: Fred Hsu	Issuer	YES	FOR	FOR
				To approve and ratify the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's independent auditors for the fiscal year ending December 31, 2008.	Issuer	YES	ABSTAIN	ABSTAIN
				To approve and ratify the Company's 2008 equity incentive plan.	Issuer	YES	AGAINST	AGAINST

WSP Holdings Limited	WH	92934F104	8/14/2008	To elect Mr. Piao Longhua as a Director and Chairman of the Board of Directors of the Company	Issuer	YES	FOR	FOR
				To elect Mr. Abdul Halim Bin Harun as a Director and Vice Chairman of the Board of Directors of the Company	Issuer	YES	FOR	FOR
				To elect Mr. Xu Xizhong as a Director of the Company	Issuer	YES	FOR	FOR
				To reappoint Deloitte Touche Tohmatsu CPA Ltd. as the independent auditor of the Company for the fiscal year 2008 and authorize the Board of Directors to fix their remuneration.	Issuer	YES	FOR	FOR

To authroize each of Piao Longhua and Thi Yip Kok (each, an "officer") to take any and every action that might be necessary to effect the Foregoing resolutions as such officer, in his absolute discretion thinks fit.
					Issuer	YES	ABSTAIN	ABSTAIN

Huaneng Power International. Inc.	HNP	443304100	8/27/2008	Proposal regarding the election of additional directors: to approve the election of Mr. Cao Peixi as Director of the Sixth Session of the Board of Directors of the Company	Issuer	YES	FOR	FOR
				Proposal regarding the election of additional directors: to approve the election of Mr. Huang Jian as Director of the Sixth Session of the Board of Directors of the Company	Issuer	YES	FOR	FOR

SORL Auto Parts, Inc.	SORL	78461U101	9/9/2008	Directors recommend: a vote for election of the following nominees: 1) Xiao Ping Zhang, 2) Xiao Feng Zhang, 3) Jung Kang Chang, 4) Li Min Zhang, 5) Zhi Shong Wang, 6) Yi Guang Huo, 7) Jiang Hua Feng	Issuer	YES	FOR ALL	FOR ALL
				To ratify the appointment of Rotenberg & Co. LLP as the Company's independent registered public accounting firm for fiscal year 2008.	Issuer	YES	FOR	FOR

Netease.Com, Inc.	NTES	64110W102	9/5/2008	Re-election of Director: William Ding	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Director: Michael Tong	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Director: Alice Cheng	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Director: Lun Feng	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Director: Denny Lee	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Director: Michael Leung	Issuer	YES	ABSTAIN	ABSTAIN
				Re-election of Director: Joseph Tong	Issuer	YES	ABSTAIN	ABSTAIN
				Appoint Pricewaterhousecoopers Zhong Tian CPAs Limited Company as independent auditors of Netease.Com. Inc for the fiscal year ending December 31, 2008	Issuer	YES	FOR	FOR

Giant Interactive Group, Inc.	GA	374511103	9/12/2008	Re-election of Andy Y. Yan as a Director of the Company	Issuer	YES	FOR	FOR
				Re-election of Paul C.Y. Chu as a Director of the Company	Issuer	YES	FOR	FOR
				Increase in the authorized stock options under the 2007 performance incentive plan.	Issuer	YES	AGAINST	AGAINST
				Appointment of the independent auditor Ernst & Young Hua Ming for the fiscal year 2008	Issuer	YES	ABSTAIN	ABSTAIN

China-Biotics, Inc.	CHBT	16937B109	9/12/2008	Directors recommend: A vote for election of the following nominees: 1) Mr. Jinan Song, 2) Dr. Ji Weii Chin, 3) Dr. Wen Min Du, 4) Mr. Simon Yick	Issuer	YES	FOR	FOR
				Ratify the appointment of BDO McCAbe Lo Limited as the Company's independent auditors for the fiscal year ending March 31, 2008	Issuer	YES	ABSTAIN	ABSTAIN

Shengdatech.Inc.	SDTH	823213103	9/15/2008	Directors recommend: a vote for election of the following nominees: 1) Xiangzhi Chen, 2) Anhui Guo, 3) Dongquan Zhang, 4) Carl Mudd, 5) Sheldon Saidman	Issuer	YES	FOR	FOR

FUQI International, Inc.	FUQI	36102A207	10/10/2008
Directors recommend:  a vote for election of the following nominees: 1) Yu Kwai Chong, 2) Ching Wan Wong, 3) Lie Xi Zhuang, 4) Hon. Lily Lee Chen, 5) Eileen B. Brody, 6) Victor A. Hollander, 7) Jeff Haiyong Liu
					Issuer	YES	FOR	FOR
				Approve the reappointment of Stonefield Josephson, Inc. as the Company's independent registered public accounting firm for the year ending December 31, 2008	Issuer	YES	FOR	FOR

China Fire & Security Group, Inc.	CFSG	16938R103	10/20/2008	Directors recommend: A vote for electioin of the following nominees: 1) Gangjin Li, 2) Brian Lin, 3) Tieying Guo, 4) Guoyou Zhang, 5) Xuewen Xiao, 6) Xianghua Li, 7) Albert McLelland	Issuer	YES	FOR	FOR

China-Biotics, Inc.	CHBT	16937B109	9/12/2008	Directors recommend: a vote for election of the followoing nominees: 1) Mr. Jinan Song, 2) Dr. Ji Wei Chin, 3) Dr. Wen Min Du, 4) Mr. Simon Yick	Issuer	YES	FOR	FOR
				Ratify the appointment of BDO McCabe Lo Limited as the Company's independent auditors for the fiscal year ending March 31, 2008.	Issuer	YES	FOR	FOR

E-House China Holdings, Ltd.	EJ	26852W103	10/16/2008	The resolution as set out in paragraph 1(A) of the Notice of Annual General Meeting regarding the appointment of May Wu as an independent Director of the Company.	Issuer	YES	FOR	FOR
The resolution as set out in paragraph 1(B) of the Notice of Annual General Meeting regarding the appointment of Yunchang Gu as
				an independent Director of the Company.	Issuer	YES	FOR	FOR
				The resolution as set out in paragraph 1(C) of the Notice of Annual General Meeting regarding the appointment of Zhijie Zeng.	Issuer	YES	FOR	FOR
				The resolution as set out in paragraph 2 of the Notice of Annual General Meeting regarding the Company's repurchase of its own shares	Issuer	YES	FOR	FOR
				The resolution as set out in paragraph 3 of the Notice of Annual General Meeting regarding the Company's Articles of Association.	Issuer	YES	FOR	FOR
				The resolution as set out in paragraph 4 of the Notice of Annual General Meeting regarding the Company's share incentive plan.	Issuer	YES	FOR	FOR

Gushan Environmental Energy	GU	40330W106	11/10/2008	Re-election of Mr. Kang Nam Chu as a Director of the Company.	Issuer	YES	FOR	FOR
				Re-election of Mr. Dongming Zhang as a Director of the Company.	Issuer	YES	FOR	FOR
				Re-appointment of the independent auditor KPMG for the fiscal year 2008.	Issuer	YES	FOR	FOR
				To adopt and approve the 2007 Annual Report of the Company, including the audited financial statements for the year ended December 31, 2007	Issuer	YES	FOR	FOR

Xinyuan Real Estate Co. Ltd.	XIN	98417P105	12/5/2008	Approve by ordinary resolution the manner of purchase with respect to the Company's share repurchase program.	Issuer	YES	FOR	FOR

Amend by special resolution articles 16 through 18 of the amended and restated Articles of Association of the Company, the "restated articles") such that, subsequent to the share repurchase program described in Proposal 1, all as more fully described in the Proxy Statement
					Issuer	YES	FOR	FOR
				Ratify by ordinary resolution the appointment of the independent auditor Ernst & Young Hua Ming for the fiscal year 2008.	Issuer	YES	FOR	FOR

Noah Education Holdings, Ltd.	NED	65487R303	12/18/2008	To ratify the company's repurchases of its own shares.	Issuer	YES	FOR	FOR
				To declare cash dividends for the fiscal year ended June 30, 2008.	Issuer	YES	FOR	FOR
				To approve the amendment of the Company's Articles of Association.	Issuer	YES	FOR	FOR
				To approve the amendment of the Company's 2007 share incentive plan.	Issuer	YES	ABSTAIN	ABSTAIN
				To approve the adoption of the Company's 2008 share incentive plan.	Issuer	YES	ABSTAIN	ABSTAIN
				To approve the financial statement of the fiscal year ended June 30, 2008.	Issuer	YES	FOR	FOR

ChinaCast Education Corporation	CAST	16946T109	12/18/2008	Directors recommend: a vote for election of the following nominees: 1) Ron Chan Tze Ngon, 2) Yin Jianping, 3) Daniel Tseung, 4) Justin tang, 5) Richard Xue	Issuer	YES	Withhold all nom.	Withhold all nom.
				Proposal to ratify the appointment of Deloitte Touche Tohmatsu CPA Ltd. As the Company's independent auditors.	Issuer	YES	AGAINST	AGAINST
				To transact any other business as may properly be presented at the annual meeting or any adjourment or postponement thereof.	Issuer	YES	ABSTAIN	ABSTAIN

China Information Security Tech, Inc.	CPBY	16944F101	5/15/2009	Directors recommend: a vote for election of the following nominees: 1) Jiang Huai Lin; 2) Zhiqiang Zhao; 3) Yun Sen Huang; 4) Quiang Lin, 5) Sean Shao	Issuer	YES	FOR	FOR
				To ratify the selection by the audit committee of GHP Horwath, P.C. as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2009	Issuer	YES	FOR	FOR

Heckmann Corporation	HEK	422680108	5/6/2009	Directors recommend: a vote for election of the following nominees: 1) Lou Holtz; 2) Edward A. Barkett; 3) Dan Quayle; 4) Andrew D. Seidel	Issuer	YES	FOR	FOR
Approval of an amendment to our Certificate of Incorporation to increase the number of authorized shares of common stock from
				250,000,000 to 500,000,000.	Issuer	YES	AGAINST	AGAINST
				Approval of the Heckmann Corporation 2009 equity incentive plan.	Issuer	YES	FOR	FOR
				Ratification of the appointment of GHP Horwath, P.C. as independent auditors for the fiscal year ending December 31, 2009.	Issuer	YES	FOR	FOR
				Approval of any motion to transact such other business as may properly come before the annual meeting or any adjournment.	Issuer	YES	ABSTAIN	ABSTAIN

Diana Shipping, Inc.	DSX	Y2066G104	5/5/2009	Directors recommend: a vote for election of the following nominees: 1) Simeon P. Palios; 2) Anastassis C. Margaronis; 3) Loannis G. Zafirakis	Issuer	YES	FOR	FOR
				To approve the appointment of Ernst & Young (Hellas) as the Company's independent auditors for the fiscal year ending Dec. 31, 09	Issuer	YES	FOR	FOR

Fushi Copperweld, Inc.	FSIN	36113 E 107	5/14/2009	Directors recommend: a vote for election of the following nominees: 1) Li Fu, 2) W. Christopher Wang, 3) Barry Raeburn, 4) Feng Bai, 5) Jiping Hua, 6) John Francis Perkowski	Issuer	YES	FOR	FOR
				Ratification of the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's independent auditor for the fiscal year ending December 31, 2009.	Issuer	YES	FOR	FOR

Zhongpin, Inc.	HOGS	98952K107	6/15/2009	Directors recommend: a vote for election of the following nominees: 1) Xianfu Zhu, 2) Baoke Ben, 3) Min Chen, 4) Raymond Leal, 5) Yaoguo Pan	Issuer	YES	FOR	FOR
				Ratify the appointment of BDO Guangdong Dahua Delu CPAs, independent registered public accountants, as the Company's independent auditors for the fiscal year ending December 31, 2009.	Issuer	YES	ABSTAIN	ABSTAIN

New Dragon Asia Corp.	NWD	64378H102	5/21/2009	Directors recommend: a vote for election of the following nominees: 1) Heng Jing Lu, 2) De Lin Yang, 3) Li Xia Wang, 4) Qi Xue, 5) Ling Wang, 6) Feng Ju Chen, 7) Zhi Yong Jiang	Issuer	YES	FOR	FOR
				To ratify the Board of Director's selection of Crowe Horwarth LLP to serve as the Company's independent accountants for the fiscal year ending December 25, 2009	Issuer	YES	FOR	FOR
				To amend the existing New Dragon Asia Corp. equity incentive plan to allow for the grant of restricted stock and for grants to employees	Issuer	YES	ABSTAIN	ABSTAIN
				To approve an amendment to the Company's certificate of incorporation to effect a reverse split of our service a common stock at a ratio of 1 for 10.	Issuer	YES	FOR	FOR

Fuqi International, Inc.	FUQI	36102A207	6/1/2009
Directors recommend: a vote for election of the following nominees: 1) Yu Kwai Chong, 2) Ching Wan Wong, 3) Lie Xi Zhuang, 4) Lily Lee Chen, 5) Eileen B. Brody, 6) Victor A. Hollander, 7) Jeff Haiyong Liu
					Issuer	YES	FOR	FOR
				Approve the reappointment of Stonefield Josephson, Inc. as the Company's independent registered public accounting firm for the year ending December 31, 2009.	Issuer	YES	FOR	FOR
				Approve the Fuqi International, Inc. 2009 omnibus incentive plan.	Issuer	YES	FOR	FOR

Wuhan General Group China, Inc.	WUHN	982569105	6/23/2009	Directors recommend: a vote for electioin of the following nominees: 1) Ge Zengke, 2) Huang Zhaoqi, 3) David K. Karnes, 4) Brian Lin, 5) Shi Yu, 6) Xu Jie, 7) Zheng Qingsong	Issuer	YES	FOR	FOR

Sinohub, Inc	SIHI.OB	82935L101	6/18/2009
The Board of Directors recommends a vote FOR each director of the Company listed below, to serve until the Annual Meeting of Stockholders following the 2009 fiscal year and until such director's repsective successors shwall be elected and qualified, or until such such director's earlier death, resignation or removal form office.  Henry t. Cochran, Lei Xia, Charges t. Kimball, Will Wang Graylin, Afshin Yazdian
					Issuer	YES	FOR	FOR

The Board of Directors recommends a vote FOR each director of the Company listed below, to serve until the Annual Meeting of Stockholders following the 2009 fiscal year and until such director's respective successors shall be elected and qualified, or until such director's earlier death, resignation or removal from office, Dr. richard L. King, Ph.D., Robert S. Torino
					Issuer	YES	ABSTAIN	ABSTAIN
				The Board of Directors recommends a vote FOR ratificatioin of the Amended and Restated 2008 SinoHub, Inc. Stock Plan	Issuer	YES	ABSTAIN	ABSTAIN
				The Board of Directors recommends a vote FOR ratification of the appointment of Jimmy C.H. Chung & Co. as the independent auditors for the Company for the fiscal year ending December 31, 2009	Issuer	YES	AGAINST	AGAINST
				Election of Director: Henry T. Cochran	Issuer	YES	FOR	FOR
				Election of Director: Lei Xia	Issuer	YES	FOR	FOR
				Election of Director: Charles T. Kimball	Issuer	YES	FOR	FOR
				Election of Director: Will Wang Graylin	Issuer	YES	FOR	FOR
				Election of Director: Dr. Richard L. King, PH.D.	Issuer	YES	FOR	FOR
				Election of Director: Robert S. Torino	Issuer	YES	FOR	FOR
				Election of Director: Afshin Yazdian	Issuer	YES	FOR	FOR
				Ratification of the amended and restated 2008 Sinohub, Inc. stock plan.	Issuer	YES	ABSTAIN	ABSTAIN
				Ratification of the appointment of Jimmy C.H. Chung & Co. as the independent auditors for the Company for the fiscal year ending December 31, 2009	Issuer	YES	ABSTAIN	ABSTAIN

Advanced Battery Technologies, Inc.	ABAT	00752H102	6/25/2009
Directors recommend: a vote for election of the following nominees: 1) Zhiguo Fu, 2) Guohua Wan, 3) Guopeng Gao, 4) Hongjun Si, 5) Liqui Bai, 6) John MdFadden, 7) Yulin Hao, 8) Ning Li, 9) Shaoqui Xia, 10) Shiyan Yang, 11) Cosimo Patti
					Issuer	YES	FOR	FOR
				To approve the filing of an amendment to the certificate of incorporation to increase the number of authorized shares of common stock.	Issuer	YES	AGAINST	AGAINST
				To approve the Advanced Battery Technologies, Inc. 2009 equity incorporation to increase the number of authorized shares of common stock	Issuer	YES	AGAINST	AGAINST

WSP Holdings	WH	92934F104	8/7/2009	To re-elect Mr. Dennis D. Zhu as a Director of the Company	Issuer	YES	FOR	FOR
				To re-elect Mr. Anthony J. Walton as a Director of the Company	Issuer	YES	FOR	FOR
				To re-elect Mr. Jing Lu as a Director of the Company	Issuer	YES	FOR	FOR
				To reappoint Deloitte Touche Tohmatsu CPA Ltd. as the independent auditor of the Company for the fiscal year 2009 and authorize the Board of Directors to fix their remuneration	Issuer	YES	FOR	FOR

To authorize each of Piao Longhua and Thi Yip Kok (each, an "officer") to take any and every action that might be necessary to effect the foregoing resolutions as such officer, in hisabsolute discretion, thinks fit.
					Issuer	YES	ABSTAIN	ABSTAIN

Harbin Electric, Inc.	HRBN	41145W109	8/20/2009	Directors recommend: a vote for election of the following nominees: 1) Tianfu Yang, 2) Lanxiang Gao, 3) Ching Chuen Chan,
				4) David Gatton, 5) Yunyue Ye	Issuer	YES	FOR	FOR
				Proposal to ratify the appointment of Moore Stephens Wurth Frazer and Torbet, LLP as the Company's independent auditors.	Issuer	YES	ABSTAIN	ABSTAIN